DERIVATIVE ASSET (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE ASSET
Summary of the changes in fair value of derivative asset measured on a recurring basis

	December 31,
	2020	2019
Balance, beginning of period	$1,406,996	$2,420,998
Change in fair value of derivative asset included in earnings	(6,282,381)	(1,068,282)
Gain on extinguishment of derivative asset upon conversion	4,919,957	—
Foreign currency translation	(44,572)	54,280
Balance, end of period	$—	$1,406,996